Research and Development Expenses	12 Months Ended
Jun. 30, 2025
Disclosure Of Research And Development Expenses [Abstract]
Research and Development Expenses

Note 9. Research and Development Expenses

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Employee benefits expenses:
Salaries and fees	10,211	4,809	3,756
Severance	4,544	—	—
Cash bonuses	1,741	1,425	445
Superannuation	361	182	120
Share-based payments expense	883	1,300	1,909
Total employee benefits expense	17,740	7,716	6,230
Payroll tax	782	295	208
Research Insurance	255	322	262
Research project costs[1]	108,055	167,993	122,128
Total research and development expenses	126,832	176,326	128,828

[1]. The research project costs relate to the research programs in respect to the treatment of eye diseases by sozinibercept.